Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
in EUR million	2022	2021	2020
In accordance with IFRS-EU (attributable to the shareholders of the parent)	3,674	4,776	2,485
Adjustment of the EU IAS 39 carve-out	11,856	1,603	-410
Tax effect of the adjustment [1]	-3,405	-429	176
Effect of adjustment after tax	8,451	1,174	-234
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	12,126	5,951	2,250

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
in EUR million	2022	2021	2020
In accordance with IFRS-EU (attributable to the shareholders of the parent)	49,909	53,919	54,637
Adjustment of the EU IAS 39 carve-out	9,357	-2,490	-4,081
Tax effect of the adjustment[3]	-2,765	637	1,063
Effect of adjustment after tax	6,592	-1,853	-3,018
In accordance with IFRS-IASB Shareholders’ equity	56,500	52,066	51,619

Disclosure of hyperinflationary economies	The development of the CPI during the year ended 31 December 2022 was as follows (2003=100):

1 January 2022	686.95
31 December 2022	1,128.45
Change for the period	64.27%